OPERATING LEASES - Charterhire and Office Rent Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 14,995
2023	3,369
2024	3,370
2025	3,289
2026	2,809
Thereafter	4,769
Total minimum lease payments	32,601
Less: Imputed interest	(3,834)
Present value of operating lease liabilities	$ 28,767	$ 42,037	$ 56,387